ASSETS HELD FOR SALE	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
ASSETS HELD FOR SALE

4.	ASSETS HELD FOR SALE

PharmaCann Assets

In October 2019 and in connection with the Company’s determination to termination certain business acquisition, the Company recorded as held for sale certain land and license related to its non-core operations in Staunton, Virginia. As of December 25, 2021, the Company continues to pursue its plan for sale.

Discontinued Operations

In February 2021, the Company entered into an investment agreement with respect to its New York operations whereby a controlling interest would be acquired by a third party. The operations within the state of New York qualified as discontinued operations. The assets associated with the New York component were measured at the lower of the carrying amount or FVLCTS (Fair Value Less Cost to Sell) upon classification as held for sale wherein the fair value based on the exit price of $73,000 under ASC 820 was greater than the carrying value. See “Note 22 – Discontinued Operations” for further information. On January 3, 2022, the Company announced its termination of the investment agreement. Refer to “Note 23 – Subsequent Events”.

A reconciliation of our assets held for sale is as follows:

	PharmaCann Assets	Available for Sale Subsidiaries	Discontinued Operations	TOTAL
Balance as of June 26, 2021	$152	$-	$48,899	$49,051
Transferred In	-	4,478	-	4,478
Ongoing Activities	-	(2,297)	(1,158)	(3,455)
Transferred to Investments	-	(1,966)	-	(1,966)
Other	(60)	-	-	(60)

Balance as of December 25, 2021	$92	$215	$47,741	$48,048

Medmen Enterprises Inc. [Member]
ASSETS HELD FOR SALE

7. ASSETS HELD FOR SALE

A reconciliation of the beginning and ending balances of assets held for sale for the year ended June 26, 2021 is as follows:

	PharmaCann Assets	Available for Sale Subsidiaries	Discontinued Operations	Investments	TOTAL
	(1)	(2)	(3)

Balance as of June 29, 2019	$-	$-	$84,326,062	$-	$84,326,062
Transferred In	6,870,833	12,066,428	-	8,456,665	27,393,926
Transferred Out	-	-	-	(3,503,843)	(3,503,843)
Loss on the Sale of Assets Held for Sale	(1,050,833)	-	-	-	(1,050,833)
Proceeds from Sale	-	-	-	(4,952,822)	(4,952,822)
Ongoing Activity from Discontinued Operations	-	-	(26,034,174)	-	(26,034,174)
Impairment of Assets	(5,607,600)	-	-	-	(5,607,600)

Balance as of June 27, 2020	$212,400	$12,066,428	$58,291,888	$-	$70,570,716

Transferred In	-	6,614,987	-		6,614,987
Gain on the Sale of Assets Held for Sale	-	12,338,123	-	-	12,338,123
Proceeds from Sale	-	(24,750,298)	-	-	(24,750,298)
Ongoing Activity from Continued and Discontinued Operations	-	(6,269,240)	(9,392,790)	-	(15,662,030)
Other	(60,611)	-	-	-	(60,611)

Balance as of June 26, 2021	$151,789	$-	$48,899,098	$-	$49,050,887

(1)	See “Note 10 – Termination of Previously Announced Acquisition” for further information.
(2)	Long-lived assets classified as held for sale that do not qualify as discontinued operation and classified as held for sale. Significant classes of assets and liabilities are presented in the notes to the consolidated financial in accordance with ASC Subtopic 360-10, “Impairment and Disposal of Long-Lived Assets” (“ASC Subtopic 360-10”).
(3)	See “Note 28 – Discontinued Operations” for further information.

During the year ended June 26, 2021, the Company agreed to transfer all outstanding membership interests in MME Evanston Retail, LLC (“Evanston”), for a dispensary operation located in Evanston, Illinois, to an unaffiliated third party (“Purchaser”). The Company received an aggregate consideration of $20,000,000, of which, $10,000,000 cash was received at closing on July 1, 2020 (“Closing Date”), an additional $8,000,000 cash was received on November 17, 2020 and an additional $2,000,000 in the form of a secured promissory note payable three months following the Closing Date in exchange for all of the Company’s membership interests in Evanston. As of March 12, 2021 (“Amendment Date”), the secured promissory note was amended to waive any default arising from non-payment of principal and interest prior to the Amendment Date if Purchaser pays principal of $1,000,000 and all accrued interest of 2% per annum through the Amendment Date. Interest will accrue at 9% per annum following the Amendment Date. As of June 26, 2021, the Company received cash payment in accordance with the amended secured promissory note. On August 10, 2020 (“Effective Date”), all operational control and risk of loss was transferred to the Purchaser and the Company had no further obligation to fund operations of Evanston through a Consulting Agreement. Management performed an assessment and determined that the Company no longer has a controlling financial interest as of the Effective Date. The transfer of the cannabis license is pending regulatory approval as of the issuance of these Consolidated Financial Statements and the Company will take all commercially reasonable steps to maintain all permits for Evanston to operate its business. The Company recognized a gain upon sale of membership interests of $12,415,479 for the difference between the aggregate consideration and the book value of the assets as of the disposition date, less direct costs to sell, which is recognized in the Consolidated Statements of Operations during the year ended June 26, 2021.

During the year ended June 26, 2021, the Company decided to divest two cannabis licenses and entered into separate agreements to sell 100% of its membership interests in these two locations, located in California. On June 26, 2020, the Company entered into a non-binding term sheet for the retail location located in Seaside, California for an aggregate sales price of $1,500,000 wherein $750,000 is to be paid upon the date of close in addition to $750,000 paid in equal monthly installments over twelve months through a promissory note. The transaction closed in October 2020 and the Company transferred all outstanding membership interests in PHSL, LLC. Upon deconsolidation, the Company will not have any continuing involvement with the former subsidiary. The Company recognized a loss upon sale of membership interests of $332,747 for the difference between the aggregate consideration and the book value of the assets as of the disposition date, less direct costs to sell, which is recognized in the Consolidated Statements of Operations during the year ended June 26, 2021.

In December 2020, the Company entered into a purchase agreement for the sale of its membership interests in a retail operation located in Grover Beach, California. The Company received an aggregate consideration of $3,750,000 in which $3,500,000 cash was received thirty days following the closing on March 5, 2021, an additional equity consideration equal to $250,000 was recognized as a gain upon sale of membership interests for a total gain of $255,391 for the difference between the aggregate consideration and the book value of the assets as of the disposition date, less direct costs to sell, which is recognized in the Consolidated Statements of Operations during the year ended June 26, 2021.

In accordance with ASC Subtopic 360-10, the Company performed an analysis of any impairments prior to reclassifying certain assets as held for sale. During the year ended June 26, 2021, the Company recorded an impairment charge of $789,709 which is included as a component of impairment expense in the accompanying Consolidated Statements of Operations.

As of June 26, 2021, there were no assets and liabilities of subsidiaries classified as held for sale on the Consolidated Balance Sheet. Subsidiaries classified as assets held for sale that do not qualify as discontinued operations as of June 27, 2020 consists of the following:

2020

Carrying Amounts of the Assets Included in Assets Held for Sale:

Cash and Cash Equivalents	$743,271
Prepaid Expenses	7,798
Inventory	520,464
Other Current Assets	81,427

TOTAL CURRENT ASSETS (1)

Property and Equipment, Net	717,952
Operating Lease Right-of-Use Assets	190,986
Intangible Assets, Net	5,227,288
Goodwill	4,577,242

TOTAL NON-CURRENT ASSETS (1)

TOTAL ASSETS OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	$12,066,428

Carrying Amounts of the Liabilities Included in Assets Held for Sale:
Accounts Payable and Accrued Liabilities	$963,255
Income Taxes Payable	159,053
Other Current Liabilities	27,854

TOTAL CURRENT LIABILITIES (1)

Operating Lease Liabilities, Net of Current Portion	296,694
Deferred Tax Liabilities	2,151,879

TOTAL NON-CURRENT LIABILITIES (1)
TOTAL LIABILITIES OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	$3,598,735

(1)	The assets and liabilities of subsidiaries classified as held for sale are classified as current on the Consolidated Balance Sheet as of June 27, 2020 because it is probable that the sale will occur and proceeds will be collected within one year.